Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42046
Entity Registrant Name	GP-Act III Acquisition Corp.
Entity Central Index Key	0001834526
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	300 Park Avenue
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	430-4340
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	GPATU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	GPAT
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	GPATW
Security Exchange Name	NASDAQ